Shareholder Report, Holdings (Details)	May 31, 2025
Capital World Growth and Income Fund® - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class C | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class T | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class T | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class F-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class F-1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class F-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class F-2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class F-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class F-3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class 529-A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class 529-A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class 529-A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class 529-A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class 529-A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class 529-C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class 529-C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class 529-C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class 529-C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class 529-C | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class 529-E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class 529-E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class 529-E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class 529-E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class 529-E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class 529-T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class 529-T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class 529-T | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class 529-T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class 529-T | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class 529-F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class 529-F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class 529-F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class 529-F-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class 529-F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class 529-F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class 529-F-1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class 529-F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class 529-F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class 529-F-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class 529-F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class 529-F-2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class 529-F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class 529-F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class 529-F-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class 529-F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class 529-F-3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class R-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class R-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class R-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class R-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class R-1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class R 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class R 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class R 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class R 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class R 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class R 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class R 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class R 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class R 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class R 2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class R 2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class R 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class R 2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class R 2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class R 2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class R 2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class R 2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class R 2E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class R 2E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class R 2E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class R 2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class R 2E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class R 2E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class R 2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class R 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class R 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class R 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class R 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class R 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class R 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class R 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class R 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class R 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class R 3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class R 3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class R 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class R 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class R 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class R 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class R 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class R 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class R 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class R 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class R 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class R 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class R 4 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class R 4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class R 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class R 5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class R 5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class R 5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class R 5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class R 5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class R 5E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class R 5E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class R 5E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class R 5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class R 5E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class R 5E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class R 5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class R 5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class R 5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class R 5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class R 5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class R 5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class R 5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class R 5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class R 5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class R 5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class R 5 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class R 5 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class R 5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Capital World Growth and Income Fund® - Class R 6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Capital World Growth and Income Fund® - Class R 6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Capital World Growth and Income Fund® - Class R 6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Capital World Growth and Income Fund® - Class R 6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Capital World Growth and Income Fund® - Class R 6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Capital World Growth and Income Fund® - Class R 6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Capital World Growth and Income Fund® - Class R 6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Capital World Growth and Income Fund® - Class R 6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Capital World Growth and Income Fund® - Class R 6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Capital World Growth and Income Fund® - Class R 6 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Growth and Income Fund® - Class R 6 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital World Growth and Income Fund® - Class R 6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%